SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Comprehensive Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	$ (5,075,122)	$ (33,633,793)	$ (258,919,494)
Other comprehensive income:
Foreign currency translation adjustment	(19,503,275)	(2,533,628)	8,777,439
Other comprehensive income (loss)	(19,503,275)	(2,533,628)	8,777,439
Comprehensive loss attributable to ReneSola Ltd	(24,578,397)	(36,163,649)	(250,138,100)
RENESOLA LTD [Member]
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	(5,075,122)	(33,630,021)	(258,915,539)
Other comprehensive income:
Foreign currency translation adjustment	(19,503,275)	(2,533,628)	8,777,439
Other comprehensive income (loss)	(19,503,275)	(2,533,628)	8,777,439
Comprehensive loss attributable to ReneSola Ltd	$ (24,578,397)	$ (36,163,649)	$ (250,138,100)